May 5, 1997



U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      John Hancock Declaration Trust
         ------------------------------
              John Hancock V.A. International Fund
              John Hancock V.A. Financial Industries Fund
              John Hancock V.A. Emerging Growth Fund
              John Hancock V.A. Discovery Fund
              John Hancock V.A. Independence Equity Fund
              John Hancock V.A. Sovereign Investors Fund
              John Hancock V.A. 500 Index Fund
              John Hancock V.A. Sovereign Bond Fund
              John Hancock V.A. Strategic Income Fund
              John Hancock V.A. World Bond Fund
              John Hancock V.A. Money Market Fund


         CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated May 1, 1997 for the above-captioned registrants that would have been filed under paragraph (b) or
(c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.

Sincerely,

/s/ Marilyn Lutzer

Marilyn Lutzer